SIGNIFICANT CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2013
SIGNIFICANT CONCENTRATIONS OF CREDIT RISK [Abstract]
SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

NOTE 19 - SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

The Bank grants agribusiness, commercial, residential and personal loans to customers throughout a wide area of the mid-southern United States.  A large majority of the Bank's loans, however, are concentrated in the immediate vicinity of the Bank, primarily in West Tennessee.  Although the Bank has a diversified loan portfolio, a substantial portion of its debtors' ability to honor their obligations is dependent upon the agribusiness and industrial economic sectors of that geographic area.